Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tema ETF Trust
Entity Central Index Key	0001944285
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Tema American Reshoring ETF
Shareholder Report [Line Items]
Fund Name	Tema American Reshoring ETF
Class Name	Tema American Reshoring ETF
Trading Symbol	RSHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema American Reshoring ETF for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema American Reshoring ETF	$39	0.75%
[1]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/funds for more recent performance information.
Net Assets	$ 101,507,085
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$101,507,085
Number of Holdings	31
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Applied Industrial Technologies, Inc.	5.3%
Eaton Corp. PLC	4.9%
Clean Harbors, Inc.	4.9%
SPX Technologies, Inc.	4.6%
Linde PLC	4.4%
CRH PLC	4.4%
Ingersoll Rand, Inc.	4.3%
Primoris Services Corp.	4.1%
Fluor Corp.	3.7%
Federal Signal Corp.	3.6%

Top Sectors*	(% of net assets)
Industrials	70.7%
Materials	18.5%
Health Care	6.3%
Consumer Discretionary	2.5%
Information Technology	1.3%
Cash & Other	0.7%
[2]
Updated Prospectus Web Address	https://temaetfs.com/funds.
Tema GLP-1, Obesity & Cardiometabolic ETF
Shareholder Report [Line Items]
Fund Name	Tema GLP-1, Obesity & Cardiometabolic ETF
Class Name	Tema GLP-1, Obesity & Cardiometabolic ETF
Trading Symbol	HRTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema GLP-1, Obesity & Cardiometabolic ETF for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema GLP-1, Obesity & Cardiometabolic ETF	$39	0.75%
[3]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/funds for more recent performance information.
Net Assets	$ 87,841,811
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$87,841,811
Number of Holdings	45
Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Amgen, Inc.	7.1%
Eli Lilly & Co.	5.5%
Alnylam Pharmaceuticals, Inc.	5.3%
Vertex Pharmaceuticals, Inc.	4.4%
Novo Nordisk AS	4.4%
Bridgebio Pharma, Inc.	4.1%
Chugai Pharmaceutical Co. Ltd.	3.7%
Ultragenyx Pharmaceutical, Inc.	3.5%
Cytokinetics, Inc.	3.3%
AstraZeneca PLC	3.1%

Top Sectors*	(% of net assets)
Health Care	97.8%
Financials	0.9%
Cash & Other	1.3%
[4]
Updated Prospectus Web Address	https://temaetfs.com/funds.
Tema Luxury ETF
Shareholder Report [Line Items]
Fund Name	Tema Luxury ETF
Class Name	Tema Luxury ETF
Trading Symbol	LUX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Luxury ETF for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Luxury ETF	$36	0.75%
[5]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/funds for more recent performance information.
Net Assets	$ 2,811,112
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,811,112
Number of Holdings	29
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Cie Financiere Richemont SA	9.0%
Hermes International SCA	8.4%
First American Treasury Obligations Fund	6.6%
LVMH Moet Hennessy Louis Vuitton SE	5.3%
Ferrari NV	4.9%
L’Oreal SA	4.8%
Pernod Ricard SA	4.6%
Hilton Worldwide Holdings, Inc.	4.5%
Viking Holdings Ltd. (Ordinary Shares)	4.5%
Marriott International, Inc.	4.2%

Top Sectors*	(% of net assets)
Consumer Discretionary	67.6%
Consumer Staples	19.1%
Management of Companies and Enterprises	4.5%
Health Care	1.7%
Cash & Other	7.1%
[6]
Updated Prospectus Web Address	https://temaetfs.com/funds.
Tema Monopolies and Oligopolies ETF
Shareholder Report [Line Items]
Fund Name	Tema Monopolies and Oligopolies ETF
Class Name	Tema Monopolies and Oligopolies ETF
Trading Symbol	TOLL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Monopolies and Oligopolies ETF for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Monopolies and Oligopolies ETF	$36	0.68%
[7]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/funds for more recent performance information.
Net Assets	$ 11,659,645
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$11,659,645
Number of Holdings	33
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Moody’s Corp.	5.9%
General Electric Co.	5.8%
Intercontinental Exchange, Inc.	5.6%
Visa, Inc.	4.7%
S&P Global, Inc.	4.6%
Fair Isaac Corp.	4.2%
Sherwin-Williams Co.	4.0%
Teradyne, Inc.	3.5%
Tyler Technologies, Inc.	3.4%
Equifax, Inc.	3.4%

Top Sectors*	(% of net assets)
Financials	28.9%
Industrials	25.4%
Information Technology	24.7%
Health Care	12.3%
Materials	6.8%
Cash & Other	1.9%
[8]
Updated Prospectus Web Address	https://temaetfs.com/funds.
Tema Neuroscience and Mental Health ETF
Shareholder Report [Line Items]
Fund Name	Tema Neuroscience and Mental Health ETF
Class Name	Tema Neuroscience and Mental Health ETF
Trading Symbol	MNTL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Neuroscience and Mental Health ETF for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Neuroscience and Mental Health ETF	$39	0.75%
[9]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/funds for more recent performance information.
Net Assets	$ 12,031,399
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$12,031,399
Number of Holdings	47
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Vertex Pharmaceuticals, Inc.	6.7%
Regeneron Pharmaceuticals, Inc.	5.7%
Eli Lilly & Co.	5.6%
Denali Therapeutics, Inc.	4.4%
Argenx SE	4.3%
Alnylam Pharmaceuticals, Inc.	4.1%
Neurocrine Biosciences, Inc.	4.1%
Teva Pharmaceutical Industries Ltd.	4.0%
Biogen, Inc.	3.8%
UCB SA	3.5%

Top Sectors*	(% of net assets)
Health Care	99.1%
Cash & Other	0.9%
[10]
Updated Prospectus Web Address	https://temaetfs.com/funds.
Tema Oncology ETF
Shareholder Report [Line Items]
Fund Name	Tema Oncology ETF
Class Name	Tema Oncology ETF
Trading Symbol	CANC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Oncology ETF for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Oncology ETF	$39	0.75%
[11]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/funds for more recent performance information.
Net Assets	$ 51,280,837
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$51,280,837
Number of Holdings	48
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Regeneron Pharmaceuticals, Inc.	6.1%
AstraZeneca PLC	5.9%
Amgen, Inc.	4.3%
Merck & Co., Inc.	4.3%
Daiichi Sankyo Co. Ltd.	3.8%
Argenx SE	3.7%
Chugai Pharmaceutical Co. Ltd.	3.6%
Blueprint Medicines Corp.	3.3%
Illumina, Inc.	3.3%
Revolution Medicines, Inc.	3.1%

Top Sectors*	(% of net assets)
Health Care	99.2%
Cash & Other	0.8%
[12]
Updated Prospectus Web Address	https://temaetfs.com/funds.

[1]
*	Annualized.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	Annualized.

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	Annualized.

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
*	Annualized.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.